Financial Assets - Summary of Financial Information for Group's Investment in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates and joint ventures [line items]
Non-current assets	€ 25,662	€ 21,862
Current assets	9,511	9,771
Non-current liabilities	(12,540)	(10,625)
Current liabilities	(6,079)	(6,031)
Associates and joint ventures [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	1,486	1,506
Current assets	688	701
Non-current liabilities	(446)	(421)
Current liabilities	(626)	(663)
Net assets	1,102	1,123
Associates [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	775	754
Current assets	468	492
Non-current liabilities	(115)	(73)
Current liabilities	(486)	(548)
Net assets	642	625
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Non-current assets	711	752
Current assets	220	209
Non-current liabilities	(331)	(348)
Current liabilities	(140)	(115)
Net assets	€ 460	€ 498